Transactions with Members, Shareholders and Related Parties - Schedule of Receivable, Net (Parenthetical) (Details) - Intel - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Related Party Transaction [Line Items]
Tax indemnity net	$ 6	$ 6
Other Long-term Assets
Related Party Transaction [Line Items]
Tax indemnity net	3	4
Other Current Assets
Related Party Transaction [Line Items]
Tax indemnity net	$ 3	$ 2